15. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Tables
Changes in intangible assets
	Balance at 2015	Addi-tions	Amorti-zation	Write-off	Transfers	Assets held for sale and discontinued operations (*)	Exchange rate changes	Balance at 2016	Addi-tions	Amorti-zation	Write-off	Transfer	Assets held for sale and discontinued operations (*)	Balance at 12.31.2017
Goodwill - retail	2,272	-	-	(2)	-	(1,116)	(47)	1,107	-	-	-	-	-	1,107
Tradename - cash and carry	2,121	-	-	(4)	1	(2,075)	(4)	39	-	-	-	-	-	39
Commercial rights - retail	650	-	(2)	-	6	(574)	-	80	6	-	-	-	-	86
Lease agreement – under advantageous condition	70	-	(14)	-	-	(56)	-	-	-	-	-	-	-	-
Contractual rights	148	65	(28)	-	-	(185)	-	-	-	-	-	-	-	-
Software	1,127	208	(210)	(70)	(46)	(447)	(39)	523	236	(86)	(9)	(9)	(104)	551
Software capital leasing	89	94	(31)	-	83	(76)	-	159	41	(46)	-	-	(13)	141
Other	66	69	(2)	(3)	(52)	(64)	(14)	-	-	-	-	-	-	-
Total	6,543	436	(287)	(79)	(8)	(4.593)	(104)	1,908	283	(132)	(9)	(9)	(117)	1,924

Intangible assets
	2017			2016
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Goodwill - retail	2,217	(1,110)	1,107	2,217	(1,110)	1,107
Tradename - cash and carry	39	-	39	39	-	39
Commercial rights - retail (note 15.2)	86	-	86	80	-	80
Software	1,038	(487)	551	929	(406)	523
Software capital leasing	377	(236)	141	349	(190)	159
Total intangibles	3,757	(1,833)	1,924	3,614	(1,706)	1,908

Reconciliation of additions to intangible assets
	2017	2016
Additions	283	436
Finance lease	(41)	(94)
Contractual rights	-	(65)
Intangible assets financing - Payments	69	2
Total	311	279